Debt - other debt (Details) € in Millions, $ in Millions			12 Months Ended
	Dec. 15, 2016 EUR (€)	Dec. 15, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt and Other			€ 17,971		€ 24,048
Extinguishment of debt principal amount | $				$ 850
Canada HCT Tranche B Note
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			272
Extinguishment of debt principal amount			226
Gain (loss) on extinguishment of debt			€ 9
Unsecured Canada HCT Notes [Member]
Disclosure of detailed information about borrowings [line items]
Debt and Other					278
Repayments of borrowings					148
Unsecured Canada HCT Tranche C Note
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt					€ (8)
Mandatory Convertible Securities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 213	$ 226
Face amount						€ 2,293	$ 2,875